UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-l5G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

LoanCore Capital Credit REIT LLC[1]
(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

     X     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period  January 1, 2020 to  December 31, 2020

Date of Report (Date of earliest event reported)  February 9, 2021

Commission File Number of securitizer:                      025-03903

Central Index Key Number of securitizer:                    0001690478

                                                     Tyler Shea, (203) 861-6031

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  []

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [X]

         Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:  REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

1 LoanCore Capital Credit REIT LLC, as securitizer, is filing this Form ABS-15G in respect of asset backed securities sponsored by it and outstanding during the reporting period for the following entities: LoanCore 2018-CRE1 Issuer, Ltd., LoanCore 2019-CRE2 Issuer Ltd. and LoanCore 2019-CRE3 Issuer Ltd.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: February 9, 2021

LOANCORE CAPITAL CREDIT REIT LLC

/s/ Tyler Shea
Tyler Shea, Authorized Signatory